Summary of Results by Business Segment (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of operating segments [line items]
Net interest income (loss)	$ 27,353	$ 24,131
Non-interest income (loss)	21,679	18,562
Total revenue	49,032	42,693
Provision for (recovery of) credit losses	1,067	(224)
Insurance claims and related expenses	2,900	2,707
Non-interest expenses	24,641	23,076
Income (loss) before income taxes and share of net income from investment in Schwab	20,424	17,134
Provision for (recovery of) income taxes	3,986	3,621
Net income (loss)	17,429	14,298
Total assets	1,917,528	1,728,672
Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	991	785
Canadian Personal and Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	12,396	11,195
Non-interest income (loss)	4,190	3,722
Total revenue	16,586	14,917
Provision for (recovery of) credit losses	491	256
Non-interest expenses	7,176	6,648
Income (loss) before income taxes and share of net income from investment in Schwab	8,919	8,013
Provision for (recovery of) income taxes	2,361	2,128
Net income (loss)	6,558	5,885
Total assets	526,374	484,857
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)	9,604	8,074
Non-interest income (loss)	2,821	2,684
Total revenue	12,425	10,758
Provision for (recovery of) credit losses	335	(250)
Non-interest expenses	6,920	6,417
Income (loss) before income taxes and share of net income from investment in Schwab	5,170	4,591
Provision for (recovery of) income taxes	625	504
Net income (loss)	5,620	4,985
Total assets	585,297	559,503
U.S. Retail [member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	1,075	898
Wealth Management and Insurance [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	945	762
Non-interest income (loss)	9,915	9,827
Total revenue	10,860	10,589
Provision for (recovery of) credit losses	1	2
Insurance claims and related expenses	2,900	2,707
Non-interest expenses	4,711	4,355
Income (loss) before income taxes and share of net income from investment in Schwab	3,248	3,525
Provision for (recovery of) income taxes	853	929
Net income (loss)	2,395	2,596
Total assets	23,721	24,579
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)	2,937	2,630
Non-interest income (loss)	1,894	2,070
Total revenue	4,831	4,700
Provision for (recovery of) credit losses	37	(118)
Non-interest expenses	3,033	2,709
Income (loss) before income taxes and share of net income from investment in Schwab	1,761	2,109
Provision for (recovery of) income taxes	436	539
Net income (loss)	1,325	1,570
Total assets	635,094	514,681
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)	1,471	1,470
Non-interest income (loss)	2,859	259
Total revenue	4,330	1,729
Provision for (recovery of) credit losses	203	(114)
Non-interest expenses	2,801	2,947
Income (loss) before income taxes and share of net income from investment in Schwab	1,326	(1,104)
Provision for (recovery of) income taxes	(289)	(479)
Net income (loss)	1,531	(738)
Total assets	147,042	145,052
Corporate [member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	$ (84)	$ (113)